Earnings/(Losses) Per Share - Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Diluted earnings/(losses) per share
Weighted average number of outstanding ordinary shares in issue	855,351,683	849,654,296	847,143,540
Effect of share options and LTIP awards	17,477,446	19,542,052
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,829,129	869,196,348	847,143,540
Net income/(loss) attributable to the Company	$ 37,729	$ 100,780	$ (360,835)
Diluted earnings/(losses) per share attributable to the Company (US$ per share)	$ 0.04	$ 0.12	$ (0.43)